THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated June 12, 2014 to

PROSPECTUSES DATED May 1, 2014

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement revises certain information with regard to the Russell Investment Funds LifePoints® Variable Target Portfolio Series Funds contained in the Prospectuses referred above dated May 1, 2014. The section is revised as follows, effective August 1, 2014, to read:

LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long term capital appreciation, and as a secondary objective, current income

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated June 12, 2014.